Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Investments in Joint Ventures
	2017	2016
At January 1	1,614	1,561
Additions	81	92
Share in net income	161	137
Share in changes in joint ventures equity (note 32.6)	(15)	9
Dividend	(118)	(196)
Net exchange difference	(17)	(4)
Other	7	15
At December 31	1,712	1,614

Summary of Financial Information of Joint Ventures

The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investment in AMVEST Vastgoed B.V. (AMVEST) a material joint venture and is therefore presented separately.

	AMVEST		Other Joint ventures
	2017	2016	2017	2016
Summarized statement of financial position
Cash and cash equivalents	109	135	342	373
Other current assets	166	237	721	737
Total current assets	276	372	1,063	1,110

Non-current assets	3,173	2,519	6,521	6,375
Total assets	3,449	2,891	7,584	7,485

Current financial liabilities excluding trade payables and other provisions	-	-	30	60
Other current liabilities	133	149	503	403
Total current liabilities	133	149	533	464

Non-current financial liabilities excluding trade payables and other provisions	643	476	220	292
Other non-current liabilities	-	-	5,871	5,721

Total non-current financial liabilities	643	476	6,091	6,013

Total liabilities	776	625	6,624	6,477

Net assets	2,673	2,266	960	1,009

Summarized statement of comprehensive income
Revenue	91	86	1,420	1,248
Results from financial transactions	275	205	(1)	1
Depreciation and amortization	-	-	(20)	(12)
Interest income	-	-	186	48
Interest expense	(5)	(7)	(3)	(3)

Profit or loss	357	275	160	122
Income tax (expense) or income	(1)	(10)	(74)	(47)
Post-tax profit or (loss)	357	266	86	75
Other comprehensive income	-	7	(32)	13
Total comprehensive income	357	273	54	89

Dividends received	49	95	69	101

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures

An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	AMVEST		Other Joint ventures
	2017	2016	2017	2016
Net assets of joint venture as presented above	2,673	2,266	960	1,009
Net assets of joint venture excluding goodwill	2,673	2,266	587	626
Group share of net assets of joint venture, excluding goodwill	1,008	877	312	338
Goodwill on acquisition	-	-	373	383
Carrying amount	1,008	877	685	721

Summary of Reconciliation of Summarized Financial Information to Carrying Amount of Joint Ventures

The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	AMVEST		Other Joint ventures
	2017	2016	2017	2016
Post-tax profit or loss	126	106	35	28
Other comprehensive income	-	2	(14)	7
Total comprehensive income	126	108	20	34